Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
Noninterest Income	2020	2019
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$665	$841
ATM banking fees	1,061	932
Service charges and other fees	813	413
Investment securities gains on sale, net (a)	-	194
(Loss) gain on equity securities (a)	(101)	94
Earnings on bank-owned life insurance (a)	427	431
Gain on sale of loans (a)	1,487	433
Revenue from investment services (b)	526	528
Other income	1,112	975
Total noninterest income	$5,990	$4,841

Net gain on other real estate owned	$(253)	$(123)